Contingent Liabilities - Additional Information (Detail) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [Line Items]
Non Current Asset Retirement Obligation	¥ 129,405,000,000	¥ 114,819,000,000	¥ 137,935,000,000	¥ 132,780,000,000
Environment liabilities [member]
Disclosure of contingent liabilities [Line Items]
Contingent liabilities	0
Non Current Asset Retirement Obligation	¥ 129,405,000,000	¥ 114,819,000,000